SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Deferred revenue	$ 669	$ 84
Space segment	501	750
Restructuring charge (mainly termination of lease commitments)	635	811
Long-term tax accrual	4,640	6,265
Long-term deferred taxes	2,713	6,349
Deferred income	4,742	7,368
Contingent consideration	151	469
Other	4,518	3,245
Other long-term liabilities	$ 18,569	$ 25,341